UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------

Check here if Amendment [_]; Amendment Number:
                                              -----
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, CA           10-31-2012
     -----------------               ---------------           ----------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 75
                                        ---------------

Form 13F Information Table Value Total: 179,287
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                               September 30, 2012

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     3621    52809 SH       Sole                                      52809
AGRIUM INC COM NPV ISIN#CA0089 COM              008916108     3419    33046 SH       Sole                                      33046
ALTRIA GROUP INC               COM              02209s103      321     9607 SH       Sole                                       9607
AMERICAN ELEC PWR CO           COM              025537101      334     7597 SH       Sole                                       7597
AMERICAN TEL & TEL CO          COM              00206R102      417    11052 SH       Sole                                      11052
AMERICAN WTR WKS CO INCNEW COM COM              030420103      337     9105 SH       Sole                                       9105
ANHEUSER-BUSCH INBEV ADREAH RE COM              03524a108     3394    39501 SH       Sole                                      39501
APPLE INC                      COM              037833100    14667    21986 SH       Sole                                      21986
BCE INC COM NPV ISIN#CA05534B7 COM              05534b760      350     7971 SH       Sole                                       7971
BRISTOL MYERS SQUIBB           COM              110122108     3447   102125 SH       Sole                                     102125
BROADCOM CORP CLA              COM              111320107     3191    92299 SH       Sole                                      92299
CANADIAN PAC RAILWAY F         COM              13645t100     3143    37920 SH       Sole                                      37920
CENTERPOINT ENERGY INC         COM              15189t107      334    15672 SH       Sole                                      15672
CITIGROUP INC COMNEW           COM              172967424     4708   143894 SH       Sole                                     143894
DICKS SPORTING GOODS INC       COM              253393102     3468    66887 SH       Sole                                      66887
DISH NETWORK CORP CL A         COM              25470M109     5372   175512 SH       Sole                                     175512
DNP SELECT INCOME FUND         COM              23325p104      215    21832 SH       Sole                                      21832
DOLLAR GENERAL CORP COMUSD0.87 COM              256677105     3021    58618 SH       Sole                                      58618
DOMINION RES BLK WARRIOR ROYAL COM              25746Q108       89    19558 SH       Sole                                      19558
DOMINION RESOURCES INCVA  NEW  COM              25746u109      316     5976 SH       Sole                                       5976
E O G RESOURCES INC            COM              26875p101     4967    44331 SH       Sole                                      44331
ECHOSTAR CORP                  COM              278768106      532    18546 SH       Sole                                      18546
EXXON MOBIL CORPORATION        COM              30231g102     9467   103521 SH       Sole                                     103521
GILEAD SCIENCES INC            COM              375558103     4066    61306 SH       Sole                                      61306
GOOGLE INC CLASS A             COM              38259p508     5040     6680 SH       Sole                                       6680
HOLLYFRONTIER CORPORATION      COM              436106108     5561   134753 SH       Sole                                     134753
INDUSTRIAL SECTOR SPDR FD      COM              81369y704      335     9165 SH       Sole                                       9165
ISHARES GOLD TRUST             COM              464285105     8509   492714 SH       Sole                                     492714
ISHARES SILVER TRUST INDEX FUN COM              46428q109     3420   102161 SH       Sole                                     102161
ISHARES TR DOW JONES US REAL E COM              464287739      787    12228 SH       Sole                                      12228
ISHARES TR S&P U S PFDSTK INDE COM              464288687      346     8684 SH       Sole                                       8684
ISHARES TRUST IBOXX $ HIGH YIE COM              464288513      503     5448 SH       Sole                                       5448
JDS UNIPHASE CORP COMPAR $0.00 COM              46612j507     3420   276218 SH       Sole                                     276218
JOHNSON & JOHNSON              COM              478160104      333     4839 SH       Sole                                       4839
JPMORGAN CHASE & CO            COM              46625h100     3280    81020 SH       Sole                                      81020
KIMBERLY CLARK CORP            COM              494368103     3231    37669 SH       Sole                                      37669
KRAFT FOODS INC CLA            COM              50075n104     3581    86595 SH       Sole                                      86595
LENNAR CORP CLA                COM              526057104      434    12475 SH       Sole                                      12475
LILLY ELI & CO                 COM              532457108     3440    72552 SH       Sole                                      72552
MARKET VECTORS ETF RETAILETF   COM              57060u225      345     7684 SH       Sole                                       7684
MERCK & CO INC NEW             COM              58933y105     3659    81144 SH       Sole                                      81144
MKT VECTORS BIOTECH ETF        COM              57060U183      952    17595 SH       Sole                                      17595
NATIONAL OILWELL VARCO         COM              637071101     4873    60828 SH       Sole                                      60828
NEXTERA ENERGY INC             COM              65339F101      728    10357 SH       Sole                                      10357
NOBLE ENERGY INC               COM              655044105     3367    36313 SH       Sole                                      36313
OCCIDENTAL PETE CORP           COM              674599105      366     4250 SH       Sole                                       4250
OMEGA HEALTHCARE INVSINC       COM              681936100      322    14155 SH       Sole                                      14155
PETSMART INC                   COM              716768106     3266    47341 SH       Sole                                      47341
PIMCO ETF TRUST TOTALRETURN EX COM              72201r775      402     3692 SH       Sole                                       3692
PIONEER NATURAL RES CO         COM              723787107     5118    49027 SH       Sole                                      49027
ROSS STORES INC                COM              778296103     3100    47991 SH       Sole                                      47991
SCHLUMBERGER LTD               COM              806857108     4769    65934 SH       Sole                                      65934
SEADRILL LTD USD2              COM              g7945e105     5202   132640 SH       Sole                                     132640
SECTOR SPDR ENGY SELECT SHARES COM              81369y506      445     6059 SH       Sole                                       6059
SECTOR SPDR TECH SELECT SHARES COM              81369y803      413    13387 SH       Sole                                      13387
SELECT SECTOR SPDR HEALTH CARE COM              81369y209      345     8599 SH       Sole                                       8599
SEMPRA ENERGY                  COM              816851109      304     4712 SH       Sole                                       4712
SENIOR HOUSING PROP TRUST      COM              81721m109      326    14949 SH       Sole                                      14949
SIMON PPTY GRP INC             COM              828806109      318     2093 SH       Sole                                       2093
SKYWORKS SOLUTIONS INCCOM      COM              83088m102     2520   106981 SH       Sole                                     106981
SPDR BARCLAYS CAPITAL HIGH YIE COM              78464a417      577    14339 SH       Sole                                      14339
SPDR SER TR S&P DIVID ETF      COM              78464a763      844    14531 SH       Sole                                      14531
TAUBMAN CENTERS INC            COM              876664103      322     4193 SH       Sole                                       4193
TESORO CORP COM FORMERLYTESORO COM              881609101      587    14020 SH       Sole                                      14020
VALERO ENERGY CORP             COM              91913y100     3318   104740 SH       Sole                                     104740
VERIZON COMMUNICATIONS         COM              92343v104      386     8473 SH       Sole                                       8473
WATSON PHARMACEUTICALSINC      COM              942683103     3610    42391 SH       Sole                                      42391
WELLS FARGO & CO NEW           COM              949746101     4795   138868 SH       Sole                                     138868
WEYERHAEUSER CO COM            COM              962166104     3444   131760 SH       Sole                                     131760
WHOLE FOODS MKT INC            COM              966837106     3285    33723 SH       Sole                                      33723
FLAHERTY & CRUMRINE CLAY PFD S                  338478100      632    31637 SH       Sole                                      31637
PPL CORP CORP UNIT CONSISTINGO                  69351t114      348     6367 SH       Sole                                       6367
SEASPAN CORPORATION PFD                         y75638125      363    12920 SH       Sole                                      12920
KINDER MORGAN INC DELWT EXP PU                  49456b119       19    12244 SH       Sole                                      12244
CALL ISHARES SILVER TR $20 EXP                  4133437        201      150 SH       Sole                                        150